Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2023
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets Held for Sale
Assets held for distribution (sale) are as follows (Unit: Korean Won in millions):

Assets (*)	December 31, 2022	December 31, 2023
Premises and equipment	9,589	11,573
Others	4,183	8,772

Total	13,772	20,345

(*)	The Group classifies assets as held for sale that are highly likely to be sold within one year from December 31, 2022 and December 31, 2023.